Loans and borrowings - Continuity schedule of loans and borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Loans and borrowings
Beginning balance	$ 403,191
Drawdown of senior syndicated facility	66,000
Arrangement fee deducted from drawdown	(3,275)
Debt extinguishment and modification costs	12,469
Amortisation expense	13,724
Ending balance	367,576
Mezzanine debt facility
Loans and borrowings
Repayment of loans and borrowings	(112,984)
Copper and silver stream
Loans and borrowings
Repayment of loans and borrowings	$ (11,549)